Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 8,703	$ 7,840
Share-based compensation	10,985	3,569
Termination payments	3,025	275
Total compensation for key management personnel	$ 22,713	$ 11,684